Income Taxes (Information) (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income taxes [abstract]
Tax losses and deductible temporary differences for which no deferred tax assets recognized	$ 742
Temporary differences associated with investments in subsidiaries and equity-accounted investees, for which deferred tax liabilities have not been recognized	10,241	$ 8,911
Net decrease in unrecognized deferred tax assets	$ 20